Average Annual Total Returns{- Fidelity High Yield Factor ETF} - 10.31 Fidelity High Yield Factor ETF PRO-06 - Fidelity High Yield Factor ETF	Fidelity High Yield Factor ETF Return Before Taxes Past 1 year	Fidelity High Yield Factor ETF Return Before Taxes Since Inception		Fidelity High Yield Factor ETF After Taxes on Distributions Past 1 year	Fidelity High Yield Factor ETF After Taxes on Distributions Since Inception		Fidelity High Yield Factor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity High Yield Factor ETF After Taxes on Distributions and Sales Since Inception		ML100 Past 1 year	ML100 Since Inception
Total	17.54%	9.45%	[1]	15.14%	7.17%	[1]	10.32%	6.22%	[1]	15.10%	8.10%	[1]

[1]	(a)From June 12, 2018